MFC Bancorp and its Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Schedule of country of incorporation and proportion of interest
Subsidiaries	Country of Incorporation	Proportion of Voting Interest
MFC (A) Ltd	Marshall Islands	100%
MFC (D) Ltd	Marshall Islands	100%
Brock Metals s.r.o.	Slovakia	100%
1178936 B.C. Ltd.	Canada	100%